Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
We were a special purpose acquisition company originally incorporated as a Cayman Islands exempted company on February 11, 2020 under the name Trebia Acquisition Corp. (“Trebia”). We were formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On January 27, 2022, we consummated a business combination ("Merger"), which resulted in the acquisition of S1 Holdco, LLC ("S1 Holdco") and Protected.
We were deemed the accounting acquirer in the Merger, and S1 Holdco was deemed to be the predecessor entity. Accordingly, the historical financial statements of S1 Holdco became the historical financial statements of ours, upon the consummation of the Merger. As a result, the financial statements reflect (i) the historical operating results of S1 Holdco prior to the Merger ("Predecessor") and (ii) the combined results of our, including S1 Holdco and Protected following the closing of the Merger ("Successor"). The accompanying financial statements include a Predecessor period, which was the period January 1, 2022 through January 26, 2022, concurrent with completion of the Merger and Successor periods from January 27, 2022 through December 31, 2022, and thereafter. As a result of the Merger, the results of operations, financial position and cash flows of the Predecessor and Successor may not be directly comparable. A black-line between the Successor and Predecessor periods has been placed in the consolidated financial statements and in the tables to the notes to the consolidated financial statements to highlight the lack of comparability between these two periods as the Merger resulted in a new basis of accounting for S1 Holdco.
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounts of System1, Inc. and its subsidiaries for the Successor periods, and S1 Holdco for the Predecessor period. All intercompany accounts and transactions have been eliminated in the consolidation of the financial statements.
Revision of Previously Issued Consolidated Financial Statements
During the fourth quarter of 2023, we identified errors related to our previously issued financial statements as of and for the year ended December 31, 2022 as follows:
a.Goodwill and deferred tax liabilities were understated by $6.4 million on the opening balance sheet as of the Merger in the first quarter of 2022 due to an error in the determining the outside basis difference in S1 Holdco. The goodwill recorded was subsequently impaired in the third and fourth quarters of 2022. The error impacted the consolidated balance sheets, consolidated statements of operations, and consolidated statement of cash flows.
b.Accrued expenses and other current liabilities were understated by $0.8 million, additional paid-in capital was understated by $2.3 million and salaries and benefits expense was understated by $3.1 million as a result of our not accelerating expenses upon forfeiture of certain cash and equity Replacement Awards granted during the Merger that impacted the consolidated balance sheet, consolidated statements of operations, the consolidated statements of changes in stockholders' equity, and consolidated statement of cash flows.
c.We did not appropriately account for changes in equity and earnings per share, specifically:
(i)the carrying amount of non-controlling interest was not updated as changes in ownership events occurred during each reporting period,
(ii)certain equity replacement awards granted during the Merger were not properly considered in the allocation of net income (loss) to controlling and non-controlling interest and earnings per share. These errors impact the consolidated balance sheets, consolidated statement of operations, consolidated statements of changes in stockholders' equity, and consolidated statement of cash flows.
d.We made additional corrections for other immaterial errors.
e.We adjusted for the tax impacts of the errors described above.
We concluded that the errors were not material, either individually or in the aggregate, to our previously issued consolidated financial statements for each of the impacted periods. To correct the immaterial errors, we have revised our previously issued Consolidated Financial Statements as of and for the period ended December 31, 2022.
We have revised the consolidated balance sheet, consolidated statement of operations, consolidated statement of comprehensive income (loss), consolidated statement of changes in stockholders' equity, and consolidated statement of cash flows for the period ended December 31, 2022, as well as the associated Notes to the consolidated financial statements to reflect the correction of these immaterial errors in these consolidated financial statements.
With respect to the impact of the errors on the previously issued unaudited quarterly financial information for fiscal year 2022 and 2023, we concluded that the errors identified in each interim period were immaterial to the respective unaudited interim condensed consolidated financial statements and were consistent in nature to the revisions discussed above, with the addition of a $6.8 million misclassification as of June 30, 2023, between cash and cash equivalents and restricted cash – current, which understated cash and cash equivalents and overstated restricted cash. The restricted cash related to Protected and will be presented as Cash and restricted cash included in assets held for sale from discontinued operations in the June 30, 2024 Form 10-Q. As such, we have not included disclosure of the impact of the revisions and the impact of reporting Discontinued Operations related to the sale of Protected, for the 2022 or 2023 unaudited interim condensed consolidated financial statements within these consolidated financial statements. We will present the revisions of our previously issued 2023 unaudited interim condensed consolidated financial statements and associated Notes to the condensed consolidated financial statements in connection with the future filings of our 2024 interim reporting on Form 10-Q for the periods ended March 31, 2024, June 30, 2024 and September 30, 2024.
The following table reflects the revisions and the impact of reporting Discontinued Operations related to the sale of Protected to the previously issued consolidated balance sheet as of December 31, 2022:

	Successor
	December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised	Impact of Reclassification of Discontinued Operations	As Currently Reported
Accrued expenses and other current liabilities	95,447	790	(b)	96,237	(10,457)	85,780
Total current liabilities	210,285	790		211,075	—	211,075
Deferred tax liability	43,355	1,327	(a) (e)	44,682	(15,286)	29,396
Total liabilities	687,668	2,117		689,785	—	689,785
Additional paid-in capital	829,687	1,879	(b) (c)	831,566	—	831,566
Accumulated deficit	(445,301)	6,005	(b) (c)	(439,296)		(439,296)
Accumulated other comprehensive loss	(417)	157	(e)	(260)	—	(260)
Total stockholders' equity attributable to System1, Inc.	383,980	8,041		392,021	—	392,021
Non-controlling interest	88,808	(10,158)	(c)	78,650	—	78,650
Total stockholders' equity	472,788	(2,117)		470,671	—	470,671
Total liabilities and stockholders' equity	$1,160,456	$—		$1,160,456	$—	$1,160,456
The following table reflects the revisions and the impact of reporting Discontinued Operations related to the sale of Protected to the previously issued consolidated statement of operations, for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised	Impact of Reclassification of Discontinued Operations	As Currently Reported
Salaries and benefits	194,976	3,074	(b)	198,050	(60,005)	138,045
Impairment of goodwill	366,309	6,419	(a)	372,728	—	372,728
Total operating expenses	1,282,194	9,493		1,291,687	(221,775)	1,069,912
Operating loss	(508,254)	(9,493)		(517,747)	60,064	(457,683)
Total other expense	35,801	—		35,801	(441)	35,360
Loss before income tax	(544,055)	(9,493)		(553,548)	60,505	(493,043)
Income tax benefit	(101,976)	(10,250)	(a) (e)	(112,226)	3,546	(108,680)
Net loss from continuing operations	(442,079)	757		(441,322)	56,959	(384,363)
Net loss from discontinued operations, net of tax	—	—		—	(56,959)	(56,959)
Net loss	(442,079)	757		(441,322)	—	(441,322)
Less: Net loss from continuing operations attributable to non-controlling interest	(105,682)	(5,248)	(c)	(110,930)	11,089	(99,841)
Less: Net loss from discontinued operations attributable to non-controlling interest	—	—		—	(11,089)	(11,089)
Net loss attributable to System1, Inc.	$(336,397)	$6,005		$(330,392)	$—	$(330,392)

Amounts attributable to System1, Inc.:
Net loss from continuing operations	$(336,397)	$6,005	(c)	$(330,392)	$45,870	$(284,522)
Net loss from discontinued operations	—			—	(45,870)	(45,870)
Net loss attributable to System1, Inc.	$(336,397)	$6,005		$(330,392)	$—	$(330,392)

Basic and diluted net loss per share:
Continuing operations	$(3.77)	$0.07	(c)	$(3.70)	$(0.51)	$(3.19)
Discontinued operations	—	—		—	(0.51)	(0.51)
Basic and diluted net loss per share	$(3.77)	$0.07		$(3.70)	$—	$(3.70)

Weighted average number of shares outstanding - basic and diluted	89,251	59	(c)	89,310		89,310
The following table reflects the revisions related to the sale of Protected to the previously issued consolidated statement of comprehensive loss for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised and Currently Reported
Net loss	$(442,079)	$757	(a) (b) (e)	$(441,322)
Other comprehensive income (loss)
Foreign currency translation income (loss)	(394)	—		(394)
Comprehensive loss	(442,473)	757		(441,716)
Comprehensive loss attributable to non-controlling interest	(105,682)	(5,248)	(c)	(110,930)
Comprehensive loss attributable to System1, Inc.	$(336,791)	$6,005		$(330,786)
The following tables reflects the revisions to the previously issued consolidated statement of changes in stockholders' equity for the period from January 27, 2022 through December 31, 2022. Although the impact is pervasive throughout the consolidated statement of changes in stockholders' equity as a result of the errors described above, the most significant impact is an additional net loss of $0.8 million, a reduction of non-controlling interest of $10.2 million, an increase in accumulated deficit of $6.0 million and an increase in additional paid-in-capital of $1.9 million

	Successor
	Class A Common Stock		Class C Common Stock		Class D Common Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Additional Paid-In-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total Stockholders’ Equity
As Previously Reported
Balance at January 27, 2022	80,767	$8	22,077	$2	1,450	$—	$722,362	$(107,797)	$—	$198,691	$813,266
Net loss	—	—	—	—	—	—	—	(336,397)	—	(105,682)	(442,079)
Exercise of warrants	3,969	—	—	—	—	—	27,989	—	—	—	27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	968	—	—	—	—	—	(2,089)	—	—	—	(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	930	—	—	—	—	—	661	—	—	—	661
Issuance of common stock in connection with the acquisition of business	2,000	—	—	—	—	—	25,500	—	—	—	25,500
Issuance of market-based restricted stock units	—	—	—	—	1,450	—	—	—	—	—	—
Conversion of Class D shares to Class A shares	2,900	1	—	—	(2,900)	—	—	—	—	—	1
Conversion of Class C shares to Class A shares	330	—	(330)	—	—	—	2,714	—	—	(2,714)	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis	—	—	—	—	—	—	(41)	—	—	—	(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(2,596)	—	—	—	(2,596)
Other comprehensive income	—	—	—	—	—	—	—	—	(417)	24	(393)
Stock-based compensation	—	—	—	—	—	—	55,187	—	—	—	55,187
Distribution to members	—	—	—	—	—	—	—	—	—	(1,511)	(1,511)
Class A common stock repurchases	(190)	—	—	—	—	—	—	(1,107)	—	—	(1,107)
Balance at December 31, 2022	91,674	$9	21,747	$2	—	$—	$829,687	$(445,301)	$(417)	$88,808	$472,788

Revision Adjustments
Net loss	—	—	—	—	—	—	—	6,005	—	(5,248)	757	(a) (b) (c) (e)
Exercise of warrants	—	—	—	—	—	—	6,359	—	—	(6,359)	—	(c)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	—	—	—	—	—	—	(598)	—	—	598	—	(b) (c)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	—	—	—	—	—	—	1,736	—	—	(1,736)	—	(c)
Issuance of common stock in connection with the acquisition of business	—	—	—	—	—	—	3,734	—	—	(3,734)	—	(c)
Conversion of Class D shares to Class A shares	—	—	—	—	—	—	5,414	—	—	(5,414)	—	(c)

Conversion of Class C shares to Class A shares	—	—	—	—	—	—	20	—	—	(20)	—	(c)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(5,314)	—	157	—	(5,157)	(e)
Other comprehensive income	—	—	—	—	—	—	—	—		(1)	(1)	(e)
Stock-based compensation	—	—	—	—	—	—	(9,736)	—	—	12,020	2,284	(b) (c)
Class A common stock repurchases	—	—	—	—	—	—	264	—	—	(264)	—	(c)
Balance at December 31, 2022	—	$—	—	$—	—	$—	$1,879	$6,005	$157	$(10,158)	$(2,117)

As Revised
Net loss	—	—	—	—	—	—	—	(330,392)	—	(110,930)	(441,322)
Exercise of warrants	3,969	—	—	—	—	—	34,348	—	—	(6,359)	27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	968	—	—	—	—	—	(2,687)	—	—	598	(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	930	—	—	—	—	—	2,397	—	—	(1,736)	661
Issuance of common stock in connection with the acquisition of business	2,000	—	—	—	—	—	29,234	—	—	(3,734)	25,500
Issuance of market-based restricted stock units	—	—	—	—	1,450	—	—	—	—	—	—
Conversion of Class D shares to Class A shares	2,900	1	—	—	(2,900)	—	5,414	—	—	(5,414)	1
Conversion of Class C shares to Class A shares	330	—	(330)	—	—	—	2,734	—	—	(2,734)	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis	—	—	—	—	—	—	(41)	—	—	—	(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(7,910)	—	157	—	(7,753)
Other comprehensive income	—	—	—	—	—	—	—	—	(417)	23	(394)
Stock-based compensation	—	—	—	—	—	—	45,451	—	—	12,020	57,471
Distribution to members	—	—	—	—	—	—	—	—	—	(1,511)	(1,511)
Class A common stock repurchases	(190)	—	—	—	—	—	264	(1,107)	—	(264)	(1,107)
Balance at December 31, 2022	91,674	$9	21,747	$2	—	$—	$831,566	$(439,296)	$(260)	$78,650	$470,671
The following table reflects the revisions to the previously issued consolidated statement of cash flows for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Currently Reported
Cash Flows from Operating Activities
Net loss	$(442,079)	$757	(a) (b) (e)	$(441,322)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	106,943	1,380	(b) (d)	108,323
Impairment of goodwill	366,309	6,419	(a)	372,728
Deferred tax benefits	(107,798)	(10,250)	(a) (e)	(118,048)
Changes in operating assets and liabilities
Accrued expenses and other liabilities	(13,478)	(8,556)	(b) (d)	(22,034)
Other long-term liabilities	(28,395)	10,250	(a) (e)	(18,145)
Net cash provided by (used in) operating activities	$3,317	$—		$3,317
Risks and Concentrations
We are subject to certain business and operational risks, including competition from alternative technologies, as well as dependence on key Advertising Partners, key employees, key contracts, and growth to achieve our business and operational objectives.
Concentrations
The following table illustrates the concentration as a percentage of total revenue for our key Advertising Partners:

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Google	85%	86%	88%
As of December 31, 2023 (Successor), we had (i) two paid search advertising partnership agreements with Google, and (ii) one paid search advertising partnership agreement with Microsoft. The Google agreements are in effect through February 28, 2025, and March 31, 2024, respectively. The agreement with Microsoft (our next largest Advertising Partner by revenue) is in effect through June 30, 2025. Under certain circumstances, each of these agreements may be terminated by either us or the respective Advertising Partner immediately, or with minimal notice.
Accounts receivable are primarily derived from Advertising Partners located within the United States. As of December 31, 2023 (Successor), Google and Yahoo, represented 69% and 6%, respectively, of our accounts receivables balance. As of December 31, 2022 (Successor), these two Advertising Partners represented 68% and 11%, respectively, of our accounts receivables balance.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Management’s estimates are based on historical information available as of the date of the consolidated financial statements and various other assumptions that we believe are reasonable under the circumstances. Actual results could differ from those estimates.
Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, valuation of goodwill, acquired intangible assets, assets held for sale and long-lived assets, valuation and recognition of stock-based compensation awards, income taxes, contingent consideration and determination of the fair value of the warrant liabilities. On an ongoing basis, management evaluates our estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.
Cash and Cash Equivalents
Cash and cash equivalents consist of amounts held as bank deposits. Cash is deposited with high-credit-quality financial institutions and, at times, such balances with any one financial institution may exceed the insurance limits of the prevailing regulatory body. Historically, we have not experienced any losses related to these cash balances and we believe that there is minimal risk of expected future losses. However, there can be no assurance that there will not be losses on these deposits.
Accounts Receivable, Net
We maintain an allowance for doubtful accounts receivable for expected credit losses. In estimating the required allowance, we take into consideration the overall quality and aging of the receivable portfolio, creditworthiness of customers based on ongoing credit evaluation, the number of customers, specifically identified customer risks, historical write-off experience and the current economic environment, reasonable and supportable forecasts of future economic conditions, and other factors that may affect our ability to collect from customers. The payment term for our accounts receivable is typically 30 days.
Foreign Currency
The functional currency of our wholly-owned subsidiaries is the currency of the primary economic environment in which they operate. Assets and liabilities are translated into U.S. dollars using exchange rates prevailing at the balance sheet date, while revenue and expenses are translated at average exchange rates during the year. Gains and losses resulting from the translation of our consolidated balance sheets are recorded as a component of accumulated other comprehensive (loss) income. Foreign currency transaction gains and losses are recorded in other income (expense), net on our consolidated statement of operations.
Warrant Liability
We account for the Public Warrants and Private Placement Warrants (collectively “Warrants”), as liabilities measured at fair value each balance sheet date, with changes in fair value recorded in Change in fair value of warrant liabilities in the consolidated statements of operations. Refer to Note 13, Warrants and Note 14, Fair Value Measurement.
Fair Value of Financial Instruments
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We measure fair value based on a three-level hierarchy of inputs, maximizing the use of observable inputs, where available, and minimizing the use of unobservable inputs when measuring fair value. A financial instrument’s level within the three-level hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The three-level hierarchy of inputs is as follows:
Level 1:Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2:Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3:Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These inputs are based on our own assumptions about current market conditions and require significant management judgment or estimation.
Financial instruments consist of cash, cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, and warrant liabilities. Cash equivalents and restricted cash are stated at fair value on a recurring basis. Accounts receivable, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. As of December 31, 2023 and 2022 (Successor), our outstanding debt included a Term Loan, for which fair value was estimated using an observable market quotation (Level 2).
Our liabilities measured at fair value relate to the Public Warrant liabilities (Level 1), Private Placement Warrant liabilities (Level 2), the former CEO of S1 Holdco's equity profits interest liability (Level 3) and contingent consideration (Level 3).
Certain assets, including goodwill, intangible assets, assets held for sale and other long-lived assets, are also subject to measurement at fair value on a nonrecurring basis if they are deemed to be impaired as a result of an impairment review. We determine the fair value by applying Level 3 unobservable inputs.
Restricted Cash
Our restricted cash as of December 31, 2023 (Successor) and December 31, 2022 (Successor) primarily related to; (i) cash collateralized letter of credit we maintain in connection with our corporate office lease, (ii) escrow account related to unvested equity awards as of the closing of the Merger that will be cash settled, (iii) escrow account related to the indemnification of obligations related to the RoadWarrior acquisition and (iv) escrow account related to the postcombination compensation arrangement related to the CouponFollow acquisition.
Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Repairs and maintenance are charged to expense as incurred, while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation, and any resulting gain or loss is included in selling, general, and administrative expense on the consolidated statements of operations.
The estimated useful lives of our property and equipment for purposes of computing depreciation are as follows (in years):

Computer equipment	3
Office equipment	3
Furniture, fixtures and equipment	3 - 7
Leasehold improvements	Shorter of the remaining lease term or estimated useful life for leasehold improvements.
Internal-Use Software Development Costs, Net
Internal-use software development costs are stated at cost, less accumulated amortization. We capitalize certain internal-use software development costs associated with creating and enhancing internally developed software related to our technology infrastructure, including continuing to develop and deploy our RAMP platform. Deployment activities focus on enhancement of our customer acquisition capabilities, including website enhancements and tools for marketing support, and upgrades of dashboards and reporting tools. These costs are comprised of personnel costs, which include salaries, bonuses, stock-based compensation and employee benefits’ expenses for employees who are directly associated with, and who devote significant time to, software projects, as well as external direct costs of materials and services consumed in developing or obtaining the software. Internal-use software development costs that do not meet the qualification for capitalization are expensed as incurred, and are recorded in salaries and benefits expense on the consolidated statement of operations.
Internal-use software development activities generally consist of three stages: (i) the planning stage, (ii) the application and infrastructure development stage, and (iii) the post-implementation stage. Costs incurred in the planning and post-implementation stages of software development, including costs associated with the post configuration training and repairs and maintenance of the developed technologies, are expensed as incurred. Costs incurred in the application and infrastructure development stage, including significant enhancements and upgrades, are capitalized once the preliminary project stage is completed, management has authorized further funding for the completion of the project, and it is probable that the project will be completed and the software will perform as intended. Capitalization ends once a project is substantially complete, and the software and technologies are ready for their intended purpose(s).
Internal-use software development costs are amortized using a straight-line method over an estimated useful life of three years, commencing when the software is ready for our intended use, which approximates the period over which the expected benefits will be derived. We do not transfer ownership of or software or lease our software to third parties.
Intangible Assets
Intangible assets primarily consist of acquired technology, customer relationships and trade names/trademarks. We determine the appropriate useful life based on management’s estimate of the applicable intangible asset’s remaining economic useful life at the time of acquisition. Intangible assets are generally amortized over their estimated economic useful lives using a straight-line method, which approximates the pattern in which the economic benefits are consumed. The fair value of the intangible assets acquired in a business combination are determined as follows; (i) trademarks using the relief from royalty method under the income-based approach. Key assumptions include forecasted revenue, an estimated royalty rate applicable to the trademarks, and a discount rate; (ii) customer relationships using an excess-earnings method utilizing distributor inputs. Key assumptions include customer attrition rate, revenue growth rate, existing customer revenue, deferred revenue, and a discount rate; and (iii) technology using the excess-earnings method. Key assumptions include forecasted revenue, technology migration rate and a discount rate.
The estimated useful lives of our intangible assets are as follows (in years):

Useful Life
Developed technology	4
Customer relationships	3 - 5
Trademarks and trade names	10
Other intangibles	4
Impairment of Long-Lived Assets
We assess the recoverability of our long-lived assets when events or changes in circumstances indicate that their carrying value may not be recoverable. Such events or changes in circumstances may include a significant adverse change in the extent or manner in which a long-lived asset is being used; significant adverse changes in legal factors or in the business climate that could affect the value of a long-lived asset; an accumulation of costs significantly in excess of the amount originally expected for the acquisition or development of a long-lived asset; current or future operating or cash flow losses that demonstrate continuing losses associated with the use of a long-lived asset; or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of our previously estimated useful life. We perform impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. We assess recoverability of our long-lived assets by determining whether the carrying value of the asset group can be recovered through projected undiscounted cash flows over their remaining useful lives inclusive of an estimated residual value. If the carrying value of the asset group exceeds the forecasted undiscounted cash flows, an impairment loss is recognized and measured as the amount by which the carrying amount exceeds the estimated fair value. An impairment loss is charged to operations in the period in which management determines such impairment has occurred. Refer to Note 6, Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net.
Assets and Liabilities Held for Sale
We report a business as held for sale when management has received approval to sell the business and is committed to a formal plan, the business is available for immediate sale, the business is being actively marketed, the sale is anticipated to occur during the ensuing year and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less costs to sell, which is required to be remeasured each reporting period. If the carrying amount of the business exceeds its estimated fair value, which is based on the estimated sales price of the transaction, less costs to sell, a loss is recognized. Depreciation and amortization is not recorded on assets of a business classified as held for sale. Refer to Note 19, Discontinued Operations.
Discontinued Operations
We present discontinued operations when there is a disposal of a component or a group of components that represents a strategic shift that will have a major effect on operations and financial results. The results of discontinued operations are reported in net income from discontinued operations in the consolidated statements of operations for all periods presented, commencing in the period in which the business is either disposed of or is classified as held for sale, including any gain or loss recognized on closing or adjustment of the carrying amount to fair value less costs to sell. Assets and liabilities related to a business classified as held for sale which also meets the criteria for discontinued operations are segregated in the consolidated balance sheets for the current and prior periods presented. Refer to Note 19, Discontinued Operations.
Business Combinations
We allocate the consideration transferred to the fair value of assets acquired and liabilities assumed based on their estimated fair values. The excess of the consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, including estimating average industry multiples, customer and service attrition rate, forecasted revenue and revenue growth rates, existing customer revenue, deferred revenue, discount rates, technology migration rates, royalty rates and estimating future cash flows. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses on our consolidated statements of operations. When the purchase consideration includes contingent consideration, we record the fair value of the contingent consideration as of the date of acquisition, and subsequently remeasure the contingent consideration at fair value as of each reporting date through our consolidated statements of operations.
Goodwill
We perform annual impairment testing on goodwill in the fourth quarter of each fiscal year or when events occur or circumstances change that would, more likely than not, reduce the fair value of a reporting unit below our carrying value. We have the option (i) to assess goodwill for possible impairment by performing a qualitative analysis to determine if it is more likely than not that the fair value of a reporting unit is less than our carrying amount or (ii) to perform the quantitative impairment test. The quantitative impairment test involves comparing the estimated fair value of a reporting unit with our respective carrying amount, including goodwill. If the estimated fair value exceeds carrying amount, goodwill is considered not to be impaired. If, however, the fair value of the reporting unit is less than carrying amount, an impairment loss is recognized in an amount equal to the excess, not to exceed the carrying amount of goodwill.
The fair values of our reporting units are computed by weighting a discounted cash flow model and a reference transaction model which included inputs developed using both internal and market-based data, or in a disposal transaction based on the best indicator of fair value which might include the proceeds to be received upon sale. Our key assumptions in the discounted cash flow model included, but were not limited to, the weighted average cost of capital, revenue growth rates (including long-term growth rates), and operating margins. The weighted average cost of capital reflected the increases in market interest rates. Our reference transaction model derives indications of value based on mergers and acquisition transactions in the digital advertising industry. Key assumptions in this model include, but were not limited to, the selection of comparable transactions, and the revenue and EBITDA multiples and EBITDA margins from those transactions. Unanticipated events or circumstances may occur that could affect the accuracy or validity of such assumptions, estimates or actual results.
We completed a qualitative assessment of our Partner Network reporting unit, the only reporting unit with goodwill, and determined it is not more likely than not that the fair value of the reporting unit is less than the carrying amount for fiscal 2023. Refer to Note 6, Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net, regarding impairment of goodwill in fiscal 2022 and Note 19, Discontinued Operations regarding discontinued operation impairments in fiscal 2023.
Leases
We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in our consolidated balance sheets.
Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our consolidated balance sheets.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Revenue Recognition
We recognize revenue when control of the promised services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services. We determine revenue recognition through the following steps; (i) Identification of a contract with a customer, (ii) Identification of the performance obligations in the contract, (iii) Determination of the transaction price, (iv) Allocation of the transaction price to the performance obligations in the contract, and (v) Recognition of revenue when or as the performance obligations are satisfied.
Advertising
We earn revenue by directly acquiring traffic to our owned and operated websites and utilizing our RAMP platform and additional services to generate end-users for our Advertising Partners. For this revenue stream, we are the principal in the transaction and report revenue on a gross basis for the amounts received from Advertising Partners. For this revenue, we have determined that we are the principal since we have a risk of loss on the user-traffic that we are acquiring for monetization with our Advertising Partners, and, in the case of our owned and operated websites, we maintain the website, provide the content and bear the cost and risk of loss associated with the digital online inventory available on our website.
Revenue is also earned from revenue-sharing arrangements with our Network Partners related to the use of our RAMP platform and additional services provided to them in order to direct advertising by our Advertising Partners to their digital online inventory. We have determined that we are the agent in these transactions and therefore report revenue on a net basis, because (a) we do not control the underlying digital online inventory, (b) we do not acquire the corresponding user-traffic and do not have risk of loss in connection therewith, and (c) the pricing is in the form of a substantively fixed-percentage revenue-sharing arrangement. We report the revenue generated under our revenue-sharing arrangements on a net basis, based on the difference between amounts received by us from our Advertising Partners, less amounts remitted to the Network Partners based on the underlying revenue-sharing agreements.
We recognize revenue upon delivering user-traffic to our Advertising Partners based on a cost-per-click or cost-per-thousand impression basis.
Cost of Revenue
Cost of revenue primarily consists of traffic acquisition costs, which are the costs to place advertisements to acquire customers to our websites, as well as domain name registration costs and licensing costs to provide mapping services to Mapquest.com. We do not pre-pay any traffic acquisition costs, and therefore, we expense such costs as incurred.
Salaries and Benefits
Salaries and benefits expenses include salaries, bonuses, stock-based compensation and employee benefits costs.
Stock-Based Compensation
Compensation cost related to stock-based payments is measured based on the fair value of the units issued and recognized in salaries and benefits expenses on our consolidated statement of operations. We have elected to treat stock-based payment awards with time-based service condition(s) only as a single award, with the related compensation expense recognized on a straight-line basis.
Predecessor Period
The assumptions used in the Black-Scholes model to value equity in the Predecessor period are based upon the following; (i) the fair value of S1 Holdco’s equity was determined by S1 Holdco’s Board of Directors, with input from management and contemporaneous valuation reports prepared by a third-party valuation specialist, as the equity was not publicly traded, (ii) the expected term of the award was estimated by considering the contractual term and vesting period of the award, the employees’ expected exercise behavior and the post-vesting employee turnover rate. For non-employees, the expected life equals the contractual term of the award, (iii) the risk-free interest rate was based on published U.S. Treasury Department interest rates for the expected term of the underlying award and (iv) the volatility was based on the expected unit price volatility of the underlying units over the expected term of the award which was based upon historical share price data of an index of comparable publicly traded companies.
Replacement Awards
Pursuant to the Merger, we were required to replace certain profits interests awards, the value creation units ("VCU") and Class F Units ("F Units"), with a combination of a restricted stock unit (“RSU”) in our shares and a cash award (collectively, "Replacement Awards”). The fair value of the Replacement Awards was derived utilizing the transaction closing price of $10.00. The Merger triggered a liquidating event, therefore, the portion of the Replacement Awards issued in connection with the Merger that was associated with services rendered through the date of the Merger are included in the total consideration transferred, with the exception of the unvested awards subject to service vesting conditions where the service condition has not been completed. With regards to the remaining unvested portion of the Replacement Awards, we continue to recognize compensation expense on a straight-line basis over the original requisite service period and recognize forfeitures as they occur. For Replacement Awards forfeited prior to vesting, we recognize accelerated compensation expense for the remaining unvested shares, as a share of our common stock becomes issuable to the previous investors immediately upon forfeiture. For the cash portion of the Replacement Awards forfeited prior to vesting, we recognize accelerated compensation expense for the unpaid amount, as that cash amount becomes payable to the previous investors immediately upon forfeiture.
Post-Combination Awards
For awards granted subsequent to the Merger, our fair value of the related restricted stock units was derived from the market price of our Class A common stock, which is traded on the NYSE. As these awards are subject only to time-based service conditions, we recognize compensation expense for these awards on a straight-line basis over the requisite service period for each award, generally three years, and recognize forfeitures as they occur.
Liability Awards
In connection with the Merger and acquisition of Protected (see Note 3, Merger), we effected an incentive plan for eligible recipients, the Protected Incentive Plan, which is payable in a fixed value of fully-vested shares of our Class A common stock upon the satisfaction of certain performance and service conditions. The Protected Incentive Plan targets were deemed to no longer be achievable due to the sale of Protected (see Note 19, Discontinued Operations).
In connection with the acquisition of CouponFollow (see Note 4, Acquisitions) we effected an incentive plan for eligible recipients. Refer to Note 18, Stock-Based Compensation.
We recognize compensation cost for these liability awards with performance and service conditions if and when it is deemed probable that the performance condition will be achieved. The probability of vesting is evaluated at each reporting period taking into consideration actual results to-date and forecasts and compensation cost adjusted to reflect the completed portion of the service period with a graded vesting attribution.
Repurchased Shares
Repurchased shares of our common stock are retired, and the cost of the retired shares in excess of par value, including any direct and incremental costs associated with the repurchase, is recorded as a decrease in retained earnings.
Selling, General, and Administrative Expenses
Selling, general, and administrative expenses consist of fees for professional services, occupancy costs, travel and entertainment. These costs are expensed as incurred.
Depreciation and Amortization
Depreciation and amortization expenses are primarily attributable to our capital investments and consist of property and equipment depreciation and amortization of intangible assets with finite lives.
Income Taxes
We are the sole managing member of S1 Holdco and, as a result, consolidate the financial results of S1 Holdco. S1 Holdco is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, S1 Holdco is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by S1 Holdco is passed through to and included in the taxable income or loss of its members, including us, on a pro rata basis. We are subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income or loss of S1 Holdco, as well as any stand-alone income or loss generated by us.
We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities (“DTAs” and “DTLs”, as applicable) for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of operations. If we determine that we would not be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would increase the provision for income taxes.
We record uncertain tax positions on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of our technical merits and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize both accrued interest and penalties, when appropriate, in the provision for income taxes on the consolidated statements of operations.
Non-Controlling Interest
We report a non-controlling interest representing the economic interest in S1 Holdco held by certain individuals and entities other than us. The non-controlling interest is comprised of certain selling equity holders of S1 Holdco that retained an economic interest through their ownership of Class B units in S1 Holdco as of the closing of the Merger, along with the same number of corresponding shares of Class C common stock in us. The non-controlling interest holders may, from time to time, require us to convert all or a portion of their economic interest via a redemption of their Class B units in S1 Holdco together with surrendering their corresponding shares of Class C common stock in us in exchange for shares of Class A common stock on a one-for-one basis. Upon the redemption of Class B Units, our Board of Directors may also elect to settle the non-controlling interest holder's Class B units in cash. We are required to maintain a one-to-one ratio of Class A common stock outstanding to our Class A units in S1 Holdco and Class C common stock to the non-controlling interest’s Class B units. As redemptions occur or other transactions result in the issuance or retirement of a share of Class A common stock, S1 Holdco is required to issue or retire a Class A unit in S1 Holdco to maintain in parity with the corresponding number of outstanding shares of Class A common stock. These transactions may result in a change in the total number of units outstanding in S1 Holdco and/or a change in the percentage that we own of S1 Holdco. As a result, any change in ownership that does not result in a change of control is accounted for as an equity transaction and we adjust for the re-allocation of equity between us and our non-controlling interest.
The following table summarizes the ownership interest in S1 Holdco as of December 31, 2023 (Successor), based on shares issued and outstanding.

	Units (in thousands)	Ownership %
Class A units of S1 Holdco	65,855	75%
Class B units of S1 Holdco	21,513	25%
Recent Accounting Pronouncements
On January 1, 2023, we adopted ASU No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Loss on Financial Instruments". Accordingly, upon adoption of this new standard, we recorded an allowance for credit losses of $0.3 million, with a corresponding cumulative adjustment to the beginning balance of accumulated deficit in the first quarter of fiscal 2023.
Accounting Pronouncements Not Yet Adopted
In November 2023, the Financial Accounting Standards Board issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.